Inventories, net (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Inventories, net [Abstract]
Crude oil	$ 1,836,363	$ 1,557,267
Fuels and petrochemicals	1,481,777	1,270,870
Materials for the production of goods	1,283,256	1,013,764
Current inventories	$ 4,601,396	$ 3,841,901